 Pioneer      Equity    Income    VCT      Portfolio
Class I Shares

Summary Prospectus	May 1, 2011
Before you invest, you may want to review the portfolio’s prospectus, which contains more information about the portfolio and its risks. You can find the portfolio’s prospectus, statement of additional information and other information about the portfolio online at http://us.pioneerinvestments.com/retire/vct_lit.jsp. You also can obtain this information at no cost by calling 1-800-225-6292 or by sending an email request to askpioneer@pioneerinvestments.com. The portfolio’s current prospectus and statement of additional information, dated May 1, 2011, and the independent registered public accounting firm’s report and financial statements in the portfolio’s annual report to shareholders dated December 31, 2010, are incorporated by reference into this summary prospectus.
Portfolio summaryInvestment objectivesCurrent income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.Fees and expensesThis table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Your costs would be higher if fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option were included. Please consult your insurance company’s separate account prospectus or disclosure document for more information.
Annual portfolio operating expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual portfolio Operating Expenses	0.76%
ExampleThis example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio’s total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares (with or without redemption)
	1	3	5	10
Class I	$78	$243	$422	$942

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Summary ProspectusPortfolio turnoverThe portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate was 18% of the average value of the portfolio.Principal investment strategiesNormally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.The portfolio may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers.The portfolio may invest up to 20% of its net assets in REITs.The portfolio also may invest in investment grade and below investment grade debt securities (known as “junk bonds”). Most of the debt securities the portfolio acquires are expected to be securities convertible into common stocks.The portfolio may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. The portfolio may also hold cash or other short-term investments.The portfolio may lend securities in its portfolio to earn additional income. The portfolio may lend up to 33⅓% of its total assets. Any income realized through securities lending may help portfolio performance.The portfolio’s investment adviser uses a value approach to select the portfolio’s investments to buy and sell. The adviser seeks securities that are selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. The adviser also considers a security’s potential to provide a reasonable amount of income. In making these assessments, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style, which focuses on specific securities rather than on industries. The adviser generally sells a portfolio security when it believes that the security’s market value reflects its underlying value.Principal risks of investing in the portfolioYou could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objectives. Following is a summary description of principal risks of investing in the portfolio.Market risk. The values of securities held by the portfolio may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the portfolio. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The

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withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time. The portfolio may experience a substantial or complete loss on any individual security.Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.Portfolio selection risk. The adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.Risks of non-U.S. investments. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.Risks of investments in REITs. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.High yield or “junk” bond risk. Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.Market segment risk. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.Derivatives risk. Using derivatives exposes the portfolio to additional risks, may increase the volatility of the portfolio’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

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Summary Prospectus Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio’s underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.Securities lending risk. When lending securities in its portfolio, the portfolio will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is also subject to the risk that the borrower fails to return a loaned security, and/or there is a shortfall on the collateral to be returned to the borrower, and the risk that the portfolio is unable to recall a security in time to exercise voting rights or sell the security.Risk of increase in expenses. Your actual costs of investing in the portfolio may be higher than the expenses shown in “Annual portfolio operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The portfolio’s past performanceThe bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio’s Class I shares from calendar year to calendar year. The table shows the average annual total returns for Class I shares of the portfolio over time and compares these returns to the returns of the Russell 1000 Value Index, a broad-based measure of market performance that has characteristics relevant to the portfolio’s investment strategies.The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.The portfolio’s past performance does not necessarily indicate how it will perform in the future.Annual return Class I Shares (%)(Year ended December 31)

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For the period covered by the bar chart:The highest calendar quarterly return was 14.29% (04/01/2003 to 06/30/2003)The lowest calendar quarterly return was –20.81% (10/01/2008 to 12/31/2008)Average annual total return (%)(for periods ended December 31, 2010)
	1 Year	5 Years	10 Years	Since Inception (03/01/95)
Class I	19.56	3.26	3.33	8.76
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51	1.28	3.26	8.99
Management
Investment adviser	Pioneer Investment Management, Inc.
Portfolio management	John A. Carey, portfolio manager of the portfolio since 1995, is an executive vice president of Pioneer. Walter Hunnewell, Jr., assistant portfolio manager of the portfolio since 2001, is a vice president of Pioneer.
Tax informationShares of the portfolio are held by life insurance company separate accounts that fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies and by certain qualified pension and retirement plans (Qualified Plans). Owners of Variable Contracts should read the prospectus of their insurance company’s Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of participating in and receiving distributions or other payments relating to such plans.Payments to broker-dealers and other financial intermediariesIf you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank), the portfolio and its related companies may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or investment professional to recommend the portfolio over another investment. Ask your salesperson or investment professional or visit your financial intermediary’s website for more information.In addition, shares of the portfolio are offered to insurance companies to fund the benefits under Variable Contracts issued by their companies and are additionally offered to Qualified Plans. The portfolio and its related companies may pay the sponsoring insurance companies and their affiliated broker-dealers and service providers for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing insurance companies to recommend the portfolio over another investment. Your insurance company’s separate account prospectus or disclosure document may contain additional information about these payments.

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Notes

Notes

24634-00-0411

Pioneer      Equity    Income    VCT      Portfolio
Class II Shares

Summary Prospectus	May 1, 2011
Before you invest, you may want to review the portfolio’s prospectus, which contains more information about the portfolio and its risks. You can find the portfolio’s prospectus, statement of additional information and other information about the portfolio online at http://us.pioneerinvestments.com/retire/vct_lit.jsp. You also can obtain this information at no cost by calling 1-800-225-6292 or by sending an email request to askpioneer@pioneerinvestments.com. The portfolio’s current prospectus and statement of additional information, dated May 1, 2011, and the independent registered public accounting firm’s report and financial statements in the portfolio’s annual report to shareholders dated December 31, 2010, are incorporated by reference into this summary prospectus.
Portfolio summaryInvestment objectivesCurrent income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.Fees and expensesThis table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Your costs would be higher if fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option were included. Please consult your insurance company’s separate account prospectus or disclosure document for more information.
Annual portfolio operating expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class II
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual portfolio Operating Expenses	1.01%
ExampleThis example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio’s total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares (with or without redemption)
	1	3	5	10
Class II	$103	$322	$558	$1,236

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Summary ProspectusPortfolio turnoverThe portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate was 18% of the average value of the portfolio.Principal investment strategiesNormally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.The portfolio may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers.The portfolio may invest up to 20% of its net assets in REITs.The portfolio also may invest in investment grade and below investment grade debt securities (known as “junk bonds”). Most of the debt securities the portfolio acquires are expected to be securities convertible into common stocks.The portfolio may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. The portfolio may also hold cash or other short-term investments.The portfolio may lend securities in its portfolio to earn additional income. The portfolio may lend up to 33⅓% of its total assets. Any income realized through securities lending may help portfolio performance.The portfolio’s investment adviser uses a value approach to select the portfolio’s investments to buy and sell. The adviser seeks securities that are selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. The adviser also considers a security’s potential to provide a reasonable amount of income. In making these assessments, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style, which focuses on specific securities rather than on industries. The adviser generally sells a portfolio security when it believes that the security’s market value reflects its underlying value.Principal risks of investing in the portfolioYou could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objectives. Following is a summary description of principal risks of investing in the portfolio.Market risk. The values of securities held by the portfolio may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the portfolio. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The

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withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time. The portfolio may experience a substantial or complete loss on any individual security.Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.Portfolio selection risk. The adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.Risks of non-U.S. investments. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.Risks of investments in REITs. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.High yield or “junk” bond risk. Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.Market segment risk. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.Derivatives risk. Using derivatives exposes the portfolio to additional risks, may increase the volatility of the portfolio’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

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Summary Prospectus Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio’s underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.Securities lending risk. When lending securities in its portfolio, the portfolio will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is also subject to the risk that the borrower fails to return a loaned security, and/or there is a shortfall on the collateral to be returned to the borrower, and the risk that the portfolio is unable to recall a security in time to exercise voting rights or sell the security.Risk of increase in expenses. Your actual costs of investing in the portfolio may be higher than the expenses shown in “Annual portfolio operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The portfolio’s past performanceThe bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio’s Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Russell 1000 Value Index a broad-based measure of market performance that has characteristics relevant to the portfolio’s investment strategies.The performance shown for Class II shares for periods prior to the commencement of operations of Class II shares on September 14, 1999 is based on the performance of Class I shares of the portfolio, reduced to reflect the higher distribution fee of Class II shares.The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.The portfolio’s past performance does not necessarily indicate how it will perform in the future.

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Annual return Class II Shares (%)(Year ended December 31)

For the period covered by the bar chart:The highest calendar quarterly return was 14.23% (04/01/2003 to 06/30/2003)The lowest calendar quarterly return was –20.90% (10/01/2008 to 12/31/2008)Average annual total return (%)(for periods ended December 31, 2010)
	1 Year	5 Years	10 Years	Since Inception (03/01/95)
Class II	19.23	3.00	3.07	8.49
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51	1.28	3.26	8.99
Management
Investment adviser	Pioneer Investment Management, Inc.
Portfolio management	John A. Carey, portfolio manager of the portfolio since 1995, is an executive vice president of Pioneer. Walter Hunnewell, Jr., assistant portfolio manager of the portfolio since 2001, is a vice president of Pioneer.
Tax informationShares of the portfolio are held by life insurance company separate accounts that fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies and by certain qualified pension and retirement plans (Qualified Plans). Owners of Variable Contracts should read the prospectus of their insurance company’s Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of participating in and receiving distributions or other payments relating to such plans.

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Summary Prospectus Payments to broker-dealers and other financial intermediariesIf you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank), the portfolio and its related companies may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or investment professional to recommend the portfolio over another investment. Ask your salesperson or investment professional or visit your financial intermediary’s website for more information.In addition, shares of the portfolio are offered to insurance companies to fund the benefits under Variable Contracts issued by their companies and are additionally offered to Qualified Plans. The portfolio and its related companies may pay the sponsoring insurance companies and their affiliated broker-dealers and service providers for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing insurance companies to recommend the portfolio over another investment. Your insurance company’s separate account prospectus or disclosure document may contain additional information about these payments.

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Notes

24635-00-0411